Property, plant and equipment, net (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Direct costs USD ($)	Mar. 31, 2014 Direct costs CNY	Mar. 31, 2013 Direct costs CNY	Mar. 31, 2012 Direct costs CNY	Mar. 31, 2014 Research and development USD ($)	Mar. 31, 2014 Research and development CNY	Mar. 31, 2013 Research and development CNY	Mar. 31, 2012 Research and development CNY	Mar. 31, 2014 Sales and marketing USD ($)	Mar. 31, 2014 Sales and marketing CNY	Mar. 31, 2013 Sales and marketing CNY	Mar. 31, 2012 Sales and marketing CNY	Mar. 31, 2014 General and administrative USD ($)	Mar. 31, 2014 General and administrative CNY	Mar. 31, 2013 General and administrative CNY	Mar. 31, 2012 General and administrative CNY
Property, Plant and Equipment
Depreciation expense	$ 5,219	32,444	31,253	24,736	$ 2,920	18,150	17,421	13,481	$ 300	1,863	2,073	3,212	$ 419	2,611	2,805	1,803	$ 1,580	9,820	8,954	6,240